Consolidated Statements of Shareholders’ Equity		Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulative deficit Statutory reserves CNY (¥)	Accumulative deficit Statutory reserves USD ($)	Accumulative deficit Unrestricted CNY (¥)	Accumulative deficit Unrestricted USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 13,095		¥ 102,127		¥ 1,454,680,407		¥ 28,573,157		¥ (164,334,928)		¥ (54,970,351)		¥ 75,400,758		¥ 1,339,464,265
Balance (in Shares) | shares	[1]	1,005,779	1,005,779	7,665,026	7,665,026
Balance at Dec. 31, 2021		¥ 13,095		¥ 102,127		1,454,680,407		28,573,157		(164,334,928)		(54,970,351)		75,400,758		1,339,464,265
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	1,005,779	1,005,779	7,665,026	7,665,026
Recapitalization of MicroAlgo						91,282,618								47,192,228		138,474,846
Vesting of employee share compensation						6,447,471										6,447,471
Net income (loss)										(357,731,093)				(19,085,943)		(376,817,036)
Reclassification of statutory reserves due to deconsolidation								(4,095,004)		4,095,004
Foreign currency translation												47,403,782		(5,608,569)		41,795,213
Balance at Dec. 31, 2022		¥ 13,095		¥ 102,127		1,552,410,496		24,478,153		(517,971,017)		(7,566,569)		97,898,474		1,149,364,759
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	1,005,779	1,005,779	7,665,026	7,665,026
Balance (in Dollars)		¥ 13,095		¥ 102,127		1,552,410,496		24,478,153		(517,971,017)		(7,566,569)		97,898,474		1,149,364,759
Balance (in Shares) | shares	[1]	1,005,779	1,005,779	7,665,026	7,665,026
Vesting of employee share compensation				¥ 15,554		55,642,482										55,658,036
Vesting of employee share compensation (in Shares) | shares	[1]			1,150,000	1,150,000
Statutory reserves								1,169,819		(1,169,819)
Net income (loss)										(421,190,362)				(89,175,621)		(510,365,983)
Foreign currency translation												67,042,111		(154,123)		66,887,988
Balance at Dec. 31, 2023		¥ 13,095		¥ 117,681		1,608,052,978		25,647,972		(940,331,198)		59,475,542		8,568,730		761,544,800
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	1,005,779	1,005,779	8,815,026	8,815,026
Balance (in Dollars)		¥ 13,095		¥ 117,681		1,608,052,978		25,647,972		(940,331,198)		59,475,542		8,568,730		761,544,800
Balance (in Shares) | shares	[1]	1,005,779	1,005,779	8,815,026	8,815,026
Statutory reserves								1,419,689		(1,419,689)
Contribution from issuance of shares to noncontrolling interests														343,047,041		343,047,041
Subsidiary share issuance						228,410,341										228,410,341
Disposal of subsidiary								(6,401,093)		6,401,093
Net income (loss)										71,641,496				31,695,382		103,336,878	$ 14,375,505
Foreign currency translation												(53,843,789)		2,441,051		(51,402,738)	(7,150,790)
Balance at Dec. 31, 2024		¥ 13,095	$ 1,822	¥ 117,681	$ 16,371	1,836,463,319	$ 255,475,950	20,666,568	$ 2,874,989	(863,708,298)	$ (120,153,066)	5,631,753	$ 783,450	385,752,204	$ 53,663,152	1,384,936,322	192,662,668
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	1,005,779	1,005,779	8,815,026	8,815,026
Balance (in Dollars)		¥ 13,095	$ 1,822	¥ 117,681	$ 16,371	¥ 1,836,463,319	$ 255,475,950	¥ 20,666,568	$ 2,874,989	¥ (863,708,298)	$ (120,153,066)	¥ 5,631,753	$ 783,450	¥ 385,752,204	$ 53,663,152	¥ 1,384,936,322	$ 192,662,668
Balance (in Shares) | shares	[1]	1,005,779	1,005,779	8,815,026	8,815,026

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 18).